INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2020	2019
Mobile handsets and others	2,721	3,160
Inventories for construction projects	1,255	1,530
Subtotal	3,976	4,690
Allowance for obsolescence of inventories	(254)	(317)
Total inventories	3,722	4,373

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2020	2019
At the beginning of the year	(317)	(279)
Additions	(17)	(178)
Decreases (includes RECPAM)	80	140
At the end of the year	(254)	(317)